T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 78.3%			Standard Chartered, VR,
			7.50% (1)(2)(3)	2,420	2,535
Aerospace & Defense 0.7%			UBS Group, VR,
F-Brasile			7.125% (2)(3)	4,655	4,961
7.375%, 8/15/26 (1)	2,325	2,476			41,671
Moog
4.25%, 12/15/27 (1)	880	895
TransDigm			Broadcasting 4.2%
6.25%, 3/15/26 (1)	8,205	8,677	Clear Channel Worldwide Holdings
		12,048	5.125%, 8/15/27 (1)	3,225	3,233
			Clear Channel Worldwide Holdings
			9.25%, 2/15/24 (1)	9,822	10,436
Airlines 0.3%			Diamond Sports Group
American Airlines PTT, Series			5.375%, 8/15/26 (1)	2,030	1,868
2013-1, Class B			Diamond Sports Group
5.625%, 1/15/21 (1)	497	508	6.625%, 8/15/27 (1)	2,215	1,794
United Airlines Holdings			iHeartCommunications
4.875%, 1/15/25	2,900	2,926	5.25%, 8/15/27 (1)	1,175	1,219
United Airlines Holdings			iHeartCommunications
5.00%, 2/1/24	240	244	6.375%, 5/1/26	970	1,040
Virgin Australia Holdings			iHeartCommunications
8.125%, 11/15/24 (1)	2,075	1,785	8.375%, 5/1/27	14,607	15,849
			Lions Gate Capital Holdings
		5,463	6.375%, 2/1/24 (1)	3,400	3,315
			MDC Partners
Automotive 1.5%			6.50%, 5/1/24 (1)	6,110	5,591
Ford Motor Credit			Nexstar Broadcasting
5.75%, 2/1/21	7,466	7,670	5.625%, 8/1/24 (1)	2,915	2,999
IAA			Nexstar Broadcasting
5.50%, 6/15/27 (1)	1,215	1,286	5.625%, 7/15/27 (1)	2,570	2,653
Panther BF Aggregator 2			Outfront Media Capital
8.50%, 5/15/27 (1)	8,460	8,608	5.00%, 8/15/27 (1)	2,095	2,158
Tesla			Scripps Escrow
5.30%, 8/15/25 (1)	6,460	6,428	5.875%, 7/15/27 (1)	1,715	1,771
			Sirius XM Radio
		23,992	4.625%, 7/15/24 (1)	2,635	2,714
			Sirius XM Radio
Banking 2.6%			5.00%, 8/1/27 (1)	2,130	2,220
			Sirius XM Radio
Banco do Brasil, VR,			5.375%, 7/15/26 (1)	2,090	2,163
9.00% (2)(3)	4,550	5,089	Terrier Media Buyer
Banco Santander, VR,			8.875%, 12/15/27 (1)	3,800	3,771
6.75% (EUR) (2)(3)	2,900	3,458	Townsquare Media
Barclays, VR,			6.50%, 4/1/23 (1)	3,800	3,838
7.875% (GBP) (2)(3)	3,050	4,204
Credit Agricole, VR,					68,632
6.50% (EUR) (2)(3)	1,735	2,025
Credit Suisse Group, VR,			Building & Real Estate 0.9%
7.125% (2)(3)	3,380	3,570
Credit Suisse Group, VR,			Country Garden Holdings
7.50% (1)(2)(3)	3,910	4,379	8.00%, 1/27/24	2,735	2,952
DNB Bank, VR,			Howard Hughes
6.50% (2)(3)	3,320	3,469	5.375%, 3/15/25 (1)	3,550	3,630
Itau Unibanco Holding, VR,			Shimao Property Holdings
6.125% (1)(2)(3)	4,380	4,475	6.125%, 2/21/24	2,800	2,947
Royal Bank of Scotland Group, VR,			Taylor Morrison Communities
8.625% (2)(3)	3,300	3,506	5.875%, 4/15/23 (1)	2,675	2,862

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Weekley Homes			DISH DBS
6.625%, 8/15/25	2,010	2,081	7.75%, 7/1/26	6,680	7,164
		14,472	GCI
			6.625%, 6/15/24 (1)	2,595	2,751
			GCI
Building Products 0.6%			6.875%, 4/15/25	985	1,017
American Builders & Contractors			LCPR Senior Secured Financing
Supply			6.75%, 10/15/27 (1)	1,185	1,244
5.875%, 5/15/26 (1)	3,130	3,240	Netflix
New Enterprise Stone & Lime			3.875%, 11/15/29 (EUR) (1)	1,895	2,190
6.25%, 3/15/26 (1)	1,405	1,475	Netflix
PGT Innovations			5.375%, 11/15/29 (1)	3,540	3,850
6.75%, 8/1/26 (1)	2,070	2,236	Netflix
Summit Materials			5.875%, 11/15/28	6,765	7,577
5.125%, 6/1/25 (1)	1,555	1,572	Netflix
Summit Materials			6.375%, 5/15/29	10,435	11,948
6.50%, 3/15/27 (1)	890	950	Radiate Holdco
			6.875%, 2/15/23 (1)	2,830	2,844
		9,473	Videotron
			5.00%, 7/15/22	1,530	1,587
Cable Operators 9.7%			Videotron
Altice Financing			5.125%, 4/15/27 (1)	1,540	1,609
5.00%, 1/15/28 (1)	3,790	3,676	Virgin Media Secured Finance
Altice Financing			5.50%, 8/15/26 (1)	2,825	2,906
7.50%, 5/15/26 (1)	7,015	7,375	VTR Finance
Altice France			6.875%, 1/15/24 (1)	4,323	4,417
5.50%, 1/15/28 (1)	3,140	3,140	Ypso Finance Bis
Altice France			6.00%, 2/15/28 (1)	8,770	8,419
7.375%, 5/1/26 (1)	5,870	6,149	Ypso Finance Bis
Altice France			10.50%, 5/15/27 (1)	5,580	6,403
8.125%, 2/1/27 (1)	2,675	2,909	Ziggo Bond
Altice Luxembourg			6.00%, 1/15/27 (1)	3,985	4,189
7.625%, 2/15/25 (1)	949	986			156,373
C&W Senior Financing
6.875%, 9/15/27 (1)	4,400	4,652	Chemicals 2.0%
CCO Holdings
5.00%, 2/1/28 (1)	10,935	11,373	Compass Minerals International
CCO Holdings			6.75%, 12/1/27 (1)	1,395	1,496
5.125%, 5/1/27 (1)	5,558	5,780	Consolidated Energy Finance
CCO Holdings			6.50%, 5/15/26 (1)	720	704
5.375%, 6/1/29 (1)	3,030	3,219	Consolidated Energy Finance
CCO Holdings			6.875%, 6/15/25 (1)	2,270	2,219
5.50%, 5/1/26 (1)	4,785	4,977	CVR Partners
CSC Holdings			9.25%, 6/15/23 (1)	6,335	6,565
5.75%, 1/15/30 (1)	4,220	4,452	Element Solutions
CSC Holdings			5.875%, 12/1/25 (1)	1,905	1,905
6.50%, 2/1/29 (1)	5,300	5,857	Kissner Holdings
CSC Holdings			8.375%, 12/1/22 (1)	7,045	7,344
6.625%, 10/15/25 (1)	4,720	4,944	Kraton Polymers
CSC Holdings			5.25%, 5/15/26 (EUR) (1)	890	933
7.50%, 4/1/28 (1)	2,640	2,970	Kraton Polymers
CSC Holdings			7.00%, 4/15/25 (1)	2,745	2,608
7.75%, 7/15/25 (1)	5,340	5,620	Neon Holdings
CSC Holdings			10.125%, 4/1/26 (1)	2,830	2,809
10.875%, 10/15/25 (1)	6,441	7,069	OCI
DISH DBS			6.625%, 4/15/23 (1)	3,450	3,536
5.875%, 11/15/24	1,080	1,110

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Univar Solutions USA			Energy 9.5%
5.125%, 12/1/27 (1)	2,565	2,584	Antero Resources
		32,703	5.125%, 12/1/22	3,750	2,334
			Archrock Partners
Conglomerates 0.6%			6.25%, 4/1/28 (1)	1,515	1,454
			Archrock Partners
General Electric, Series D, VR,			6.875%, 4/1/27 (1)	2,370	2,394
5.00% (2)(3)	9,835	9,540	Berry Petroleum
		9,540	7.00%, 2/15/26 (1)	3,510	3,036
			Bruin E&P Partners
Consumer Products 1.1%			8.875%, 8/1/23 (1)	715	357
			Callon Petroleum
Avon International Operations			6.25%, 4/15/23	4,720	3,977
7.875%, 8/15/22 (1)	2,625	2,678	Callon Petroleum
Energizer Gamma Acquisition			8.25%, 7/15/25	3,900	3,432
4.625%, 7/15/26 (EUR) (1)	2,045	2,340	Cheniere Corpus Christi Holdings
Energizer Holdings			5.125%, 6/30/27	3,475	3,796
7.75%, 1/15/27 (1)	1,035	1,123	Cheniere Corpus Christi Holdings
Mattel			5.875%, 3/31/25	1,850	2,070
5.875%, 12/15/27 (1)	1,600	1,672	Cheniere Corpus Christi Holdings
Prestige Brands			7.00%, 6/30/24	3,865	4,372
6.375%, 3/1/24 (1)	4,180	4,311	Cheniere Energy Partners
Tempur Sealy International			4.50%, 10/1/29 (1)	3,680	3,514
5.50%, 6/15/26	2,980	3,099	Cheniere Energy Partners
Tempur Sealy International			5.625%, 10/1/26	1,210	1,216
5.625%, 10/15/23	3,411	3,479	Chesapeake Energy
		18,702	11.50%, 1/1/25 (1)	1,950	1,131
			Citgo Holding
			9.25%, 8/1/24 (1)	4,365	4,540
Container 1.5%			CrownRock
Ardagh Packaging Finance			5.625%, 10/15/25 (1)	5,735	5,506
5.25%, 8/15/27 (1)	4,295	4,365	CSI Compressco
Ardagh Packaging Finance			7.25%, 8/15/22	560	504
6.00%, 2/15/25 (1)	2,200	2,294	CSI Compressco
Berry Global			7.50%, 4/1/25 (1)	2,670	2,623
5.625%, 7/15/27 (1)	720	750	DCP Midstream, Series A, VR,
Crown Cork & Seal			7.375% (2)(3)	3,295	3,048
7.375%, 12/15/26	275	323	DCP Midstream Operating
Kleopatra Holdings 1			6.75%, 9/15/37 (1)	3,955	4,163
9.25%, (PIK), 6/30/23 (EUR) (1)(4)	328	163	DCP Midstream Operating
Kleopatra Holdings 1,			8.125%, 8/16/30	1,795	2,163
9.25%, (PIK), 6/30/23 (EUR) (4)	584	290	Endeavor Energy Resources
Mauser Packaging Solutions Holding			5.50%, 1/30/26 (1)	1,670	1,653
7.25%, 4/15/25 (1)	3,260	3,158	Endeavor Energy Resources
Pactiv			5.75%, 1/30/28 (1)	2,798	2,742
7.95%, 12/15/25	1,800	2,052	EnLink Midstream Partners
Reynolds Group Issuer			4.40%, 4/1/24	2,575	2,369
7.00%, 7/15/24 (1)	6,200	6,262	EQT
Trivium Packaging Finance			6.125%, 2/1/25	3,710	2,820
3.75%, 8/15/26 (EUR) (1)	300	341	EQT
Trivium Packaging Finance			7.00%, 2/1/30	4,070	3,032
5.50%, 8/15/26 (1)	1,415	1,468	Exterran Energy Solutions
Trivium Packaging Finance			8.125%, 5/1/25	4,610	4,518
8.50%, 8/15/27 (1)	2,230	2,347	Jagged Peak Energy
			5.875%, 5/1/26	5,625	5,541
		23,813	Kosmos Energy
			7.125%, 4/4/26 (1)	2,780	2,724

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Magnolia Oil & Gas Operating			AMC Entertainment Holdings
6.00%, 8/1/26 (1)	7,680	7,680	5.875%, 11/15/26	2,103	1,672
Matador Resources			AMC Entertainment Holdings
5.875%, 9/15/26	7,800	6,961	6.125%, 5/15/27	795	628
Nabors Industries			Cedar Fair
7.25%, 1/15/26 (1)	1,105	1,006	5.25%, 7/15/29 (1)	1,040	1,037
Nabors Industries			Cedar Fair
7.50%, 1/15/28 (1)	1,965	1,808	5.375%, 4/15/27	3,005	3,076
NGL Energy Partners			Live Nation Entertainment
7.50%, 11/1/23	6,230	5,763	4.75%, 10/15/27 (1)	2,165	2,171
NGL Energy Partners			Motion Bondco
7.50%, 4/15/26	5,795	4,926	6.625%, 11/15/27 (1)	680	695
NuStar Logistics			Silversea Cruise Finance
6.00%, 6/1/26	2,340	2,434	7.25%, 2/1/25 (1)	2,685	2,759
PDC Energy					15,363
5.75%, 5/15/26	3,255	2,897
Petrobras Global Finance
7.375%, 1/17/27	4,860	5,944	Financial 4.7%
QEP Resources			Acrisure
5.25%, 5/1/23	2,505	2,223	7.00%, 11/15/25 (1)	3,125	3,055
QEP Resources			Acrisure
5.625%, 3/1/26	2,375	1,900	8.125%, 2/15/24 (1)	3,940	4,176
Range Resources			Acrisure
9.25%, 2/1/26 (1)	2,830	1,910	10.125%, 8/1/26 (1)	1,870	2,020
Seven Generations Energy			Alliant Holdings Intermediate
5.375%, 9/30/25 (1)	10,270	9,346	6.75%, 10/15/27 (1)	1,570	1,566
Summit Midstream Holdings			AmWINS Group
5.50%, 8/15/22	1,160	974	7.75%, 7/1/26 (1)	3,585	3,719
Summit Midstream Holdings			Avolon Holdings Funding
5.75%, 4/15/25	1,105	796	5.50%, 1/15/23 (1)	3,880	4,176
Tallgrass Energy Partners			Cabot Financial Luxembourg
5.50%, 9/15/24 (1)	3,080	2,864	7.50%, 10/1/23 (GBP)	1,010	1,333
Tallgrass Energy Partners			Cabot Financial Luxembourg
6.00%, 3/1/27 (1)	1,685	1,613	7.50%, 10/1/23 (GBP) (1)	1,700	2,245
Targa Resources Partners			Cargo Aircraft Management
6.50%, 7/15/27	1,295	1,352	4.75%, 2/1/28 (1)	1,200	1,173
Targa Resources Partners			CIT Group
6.875%, 1/15/29	1,890	2,039	5.25%, 3/7/25	1,535	1,679
Transocean Guardian			CIT Group
5.875%, 1/15/24 (1)	1,829	1,797	6.125%, 3/9/28	1,390	1,668
USA Compression Partners			DAE Funding
6.875%, 4/1/26	2,085	2,012	4.50%, 8/1/22 (1)	45	46
USA Compression Partners			DAE Funding
6.875%, 9/1/27	1,640	1,583	5.00%, 8/1/24 (1)	3,540	3,666
Vine Oil & Gas			DAE Funding
8.75%, 4/15/23 (1)	375	161	5.25%, 11/15/21 (1)	3,435	3,540
Vine Oil & Gas			GTCR AP Finance
9.75%, 4/15/23 (1)	4,105	1,765	8.00%, 5/15/27 (1)	2,715	2,881
Whiting Petroleum			HUB International
5.75%, 3/15/21	3,375	1,924	7.00%, 5/1/26 (1)	3,535	3,575
		154,707	Icahn Enterprises
			6.25%, 5/15/26	6,135	6,288
			LPL Holdings
Entertainment & Leisure 0.9%			5.75%, 9/15/25 (1)	4,440	4,606
AMC Entertainment Holdings			Navient
5.75%, 6/15/25	4,105	3,325	5.00%, 3/15/27	2,500	2,444

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Navient			International Game Technology
6.125%, 3/25/24	6,480	6,691	6.25%, 1/15/27 (1)	3,895	4,090
Navient			Melco Resorts Finance
6.75%, 6/25/25	580	624	5.375%, 12/4/29 (1)	925	925
Navient			MGM China Holdings
6.75%, 6/15/26	945	1,002	5.375%, 5/15/24 (1)	1,460	1,482
Navient			MGM China Holdings
7.25%, 9/25/23	3,245	3,521	5.875%, 5/15/26 (1)	1,445	1,466
Springleaf Finance			MGM Growth Properties Operating
6.125%, 3/15/24	3,295	3,468	Partnership
Springleaf Finance			5.75%, 2/1/27	1,905	2,083
6.625%, 1/15/28	1,085	1,191	MGM Resorts International
Springleaf Finance			6.00%, 3/15/23	2,695	2,894
6.875%, 3/15/25	3,755	4,135	Scientific Games International
Springleaf Finance			7.00%, 5/15/28 (1)	1,620	1,575
7.125%, 3/15/26	1,300	1,443	Scientific Games International
			7.25%, 11/15/29 (1)	1,610	1,568
		75,931	Scientific Games International
			8.25%, 3/15/26 (1)	5,750	5,937
Food 2.2%			Stars Group Holdings
B&G Foods			7.00%, 7/15/26 (1)	5,530	5,945
5.25%, 4/1/25	6,370	6,322	VICI Properties
B&G Foods			4.125%, 8/15/30 (1)	1,045	1,046
5.25%, 9/15/27	2,975	2,945	VICI Properties
Chobani			4.625%, 12/1/29 (1)	1,970	2,034
7.50%, 4/15/25 (1)	7,265	7,229	Wynn Las Vegas
Cosan Luxembourg			5.25%, 5/15/27 (1)	5,710	5,496
7.00%, 1/20/27 (1)	3,790	4,057	Wynn Macau
Darling Ingredients			5.50%, 10/1/27 (1)	1,975	1,970
5.25%, 4/15/27 (1)	1,090	1,147	Wynn Resorts Finance
FAGE International			5.125%, 10/1/29 (1)	2,245	2,169
5.625%, 8/15/26 (1)	2,470	2,204			56,454
Minerva Luxembourg
6.50%, 9/20/26 (1)	4,045	4,176	Health Care 7.6%
Post Holdings
5.625%, 1/15/28 (1)	2,485	2,572	Avantor
Post Holdings			6.00%, 10/1/24 (1)	3,415	3,586
5.75%, 3/1/27 (1)	1,740	1,812	Avantor
Sigma Holdco			9.00%, 10/1/25 (1)	22,726	24,743
7.875%, 5/15/26 (1)	3,065	3,004	Bausch Health
			7.00%, 3/15/24 (1)	7,405	7,636
		35,468	Bausch Health
			7.00%, 1/15/28 (1)	225	241
Gaming 3.5%			Bausch Health
Boyd Gaming			7.25%, 5/30/29 (1)	3,490	3,839
6.00%, 8/15/26	2,570	2,634	Bausch Health
Caesars Resort Collection			9.00%, 12/15/25 (1)	7,475	8,325
5.25%, 10/15/25 (1)	2,230	2,202	Bausch Health Americas
Churchill Downs			8.50%, 1/31/27 (1)	5,620	6,168
5.50%, 4/1/27 (1)	1,870	1,952	Bausch Health Americas
Cirsa Finance International			9.25%, 4/1/26 (1)	7,040	7,885
6.25%, 12/20/23 (EUR) (1)	1,200	1,368	Catalent Pharma Solutions
Cirsa Finance International			5.00%, 7/15/27 (1)	720	750
7.875%, 12/20/23 (1)	4,463	4,664	Centene
Eldorado Resorts			4.25%, 12/15/27 (1)	2,600	2,678
6.00%, 9/15/26	2,735	2,954	Centene
			4.625%, 12/15/29 (1)	3,815	4,082

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Change Healthcare Holdings			Refinitiv U.S. Holdings
5.75%, 3/1/25 (1)	2,975	3,005	8.25%, 11/15/26 (1)	10,525	11,630
DaVita			Solera
5.00%, 5/1/25	4,500	4,567	10.50%, 3/1/24 (1)	9,815	10,379
DaVita			SS&C Technologies
5.125%, 7/15/24	4,350	4,404	5.50%, 9/30/27 (1)	3,715	3,910
Envision Healthcare			Uber Technologies
8.75%, 10/15/26 (1)	2,775	1,478	7.50%, 11/1/23 (1)	1,725	1,794
HCA			Uber Technologies
5.625%, 9/1/28	990	1,122	7.50%, 9/15/27 (1)	6,870	7,162

HCA					49,355
5.875%, 2/15/26	2,550	2,881
HCA
5.875%, 2/1/29	1,970	2,280	Lodging 0.4%
MPT Operating Partnership			Marriott Ownership Resorts
6.375%, 3/1/24	2,375	2,446	6.50%, 9/15/26	3,640	3,913
RegionalCare Hospital Partners			Ryman Hospitality Properties
Holdings			4.75%, 10/15/27 (1)	2,685	2,722
8.25%, 5/1/23 (1)	960	1,006
RegionalCare Hospital Partners					6,635
Holdings
9.75%, 12/1/26 (1)	4,475	4,811	Manufacturing 0.7%
RegionalCare Hospital Partners
Holdings			Apex Tool Group
11.50%, 5/1/24 (1)	1,810	1,932	9.00%, 2/15/23 (1)	4,840	4,211
Select Medical			Colfax
6.25%, 8/15/26 (1)	2,095	2,234	6.00%, 2/15/24 (1)	1,120	1,159
Tenet Healthcare			Colfax
4.875%, 1/1/26 (1)	5,500	5,603	6.375%, 2/15/26 (1)	720	774
Tenet Healthcare			Sensata Technologies UK Financing
6.875%, 11/15/31	1,650	1,708	6.25%, 2/15/26 (1)	4,185	4,379
Tenet Healthcare			Welbilt
8.125%, 4/1/22	5,000	5,394	9.50%, 2/15/24	925	971
Teva Pharmaceutical Finance					11,494
Netherlands III
2.80%, 7/21/23	2,845	2,639
Teva Pharmaceutical Finance			Metals & Mining 4.1%
Netherlands III			Alcoa Nederland Holding
6.00%, 4/15/24	1,275	1,294	6.125%, 5/15/28 (1)	1,830	1,876
Teva Pharmaceutical Finance			Alcoa Nederland Holding
Netherlands III			6.75%, 9/30/24 (1)	780	799
7.125%, 1/31/25 (1)	4,230	4,473	Alcoa Nederland Holding
		123,210	7.00%, 9/30/26 (1)	655	693
			Aleris International
			10.75%, 7/15/23 (1)	4,195	4,342
Information Technology 3.0%			Arconic Rolled Products
Banff Merger Sub			6.125%, 2/15/28 (1)	1,995	2,045
9.75%, 9/1/26 (1)	1,300	1,310	Big River Steel
EIG Investors			7.25%, 9/1/25 (1)	2,440	2,464
10.875%, 2/1/24	320	330	Constellium
Go Daddy Operating			5.75%, 5/15/24 (1)	3,600	3,658
5.25%, 12/1/27 (1)	1,945	2,018	Constellium
Qorvo			6.625%, 3/1/25 (1)	9,725	9,968
5.50%, 7/15/26	2,820	2,933	FMG Resources
Refinitiv U.S. Holdings			5.125%, 3/15/23 (1)	2,145	2,207
6.25%, 5/15/26 (1)	5,755	6,187	FMG Resources
Refinitiv U.S. Holdings			5.125%, 5/15/24 (1)	3,285	3,395
6.875%, 11/15/26 (EUR) (1)	1,370	1,702

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Freeport-McMoRan			William Carter
5.00%, 9/1/27	1,470	1,455	5.625%, 3/15/27 (1)	1,150	1,233
Freeport-McMoRan					1,233
5.25%, 9/1/29	1,515	1,530
Freeport-McMoRan
5.40%, 11/14/34	6,180	6,041	Satellites 2.3%
Hecla Mining			Connect Finco
7.25%, 2/15/28	4,950	4,863	6.75%, 10/1/26 (1)	4,000	4,085
Hudbay Minerals			Gogo Intermediate Holdings
7.25%, 1/15/23 (1)	2,575	2,598	9.875%, 5/1/24 (1)	2,165	2,176
Hudbay Minerals			Hughes Satellite Systems
7.625%, 1/15/25 (1)	2,865	2,876	6.625%, 8/1/26	7,670	8,437
Joseph T. Ryerson & Son			Intelsat Jackson Holdings
11.00%, 5/15/22 (1)	3,965	4,104	8.50%, 10/15/24 (1)	4,590	4,016
New Gold			Intelsat Jackson Holdings
6.375%, 5/15/25 (1)	3,130	3,052	9.50%, 9/30/22 (1)	9,715	11,002
Novelis			Intelsat Jackson Holdings
4.75%, 1/30/30 (1)	3,725	3,660	9.75%, 7/15/25 (1)	1,730	1,531
Steel Dynamics			Telesat Canada
5.00%, 12/15/26	1,444	1,531	6.50%, 10/15/27 (1)	3,145	3,271
Steel Dynamics			ViaSat
5.50%, 10/1/24	730	751	5.625%, 4/15/27 (1)	2,010	2,035
Zekelman Industries
9.875%, 6/15/23 (1)	1,960	2,053			36,553
		65,961	Services 4.1%

Other Telecommunications 1.1%			Allied Universal Holdco
			9.75%, 7/15/27 (1)	3,025	3,225
Front Range BidCo			Ascend Learning
4.00%, 3/1/27 (1)	1,485	1,444	6.875%, 8/1/25 (1)	3,255	3,361
Front Range BidCo			Avis Budget Car Rental
6.125%, 3/1/28 (1)	2,015	1,987	6.375%, 4/1/24 (1)	4,235	4,330
Level 3 Financing			CDW
4.625%, 9/15/27 (1)	3,200	3,256	4.25%, 4/1/28	2,865	2,897
Level 3 Financing			eG Global Finance
5.375%, 5/1/25	2,790	2,853	6.75%, 2/7/25 (1)	2,935	2,895
Zayo Group			eG Global Finance
5.75%, 1/15/27 (1)	3,615	3,687	8.50%, 10/30/25 (1)	1,775	1,850
Zayo Group			Fair Isaac
6.375%, 5/15/25	3,810	3,877	5.25%, 5/15/26 (1)	3,480	3,854
		17,104	GFL Environmental
			7.00%, 6/1/26 (1)	2,480	2,607
			GFL Environmental
Restaurants 0.6%			8.50%, 5/1/27 (1)	3,457	3,747
Yum! Brands			H&E Equipment Services
4.75%, 1/15/30 (1)	835	866	5.625%, 9/1/25	6,295	6,523
Yum! Brands			HD Supply
5.35%, 11/1/43	3,890	4,007	5.375%, 10/15/26 (1)	3,515	3,678
Yum! Brands			Hertz
6.875%, 11/15/37	3,515	4,148	5.50%, 10/15/24 (1)	2,405	2,303
		9,021	Hertz
			7.125%, 8/1/26 (1)	1,530	1,507
			Laureate Education
Retail 0.1%			8.25%, 5/1/25 (1)	6,575	6,969
Linens 'n Things, VR, EC,			MSCI
8.338%, 1/15/20 (5)(6)	1,050	—	3.625%, 9/1/30 (1)	680	682

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

MSCI			NRG Energy
4.00%, 11/15/29 (1)	2,335	2,423	5.25%, 6/15/29 (1)	1,565	1,620
Performance Food Group			NRG Energy
5.50%, 10/15/27 (1)	2,545	2,679	6.625%, 1/15/27	5,235	5,457
Presidio Holdings			NRG Energy
4.875%, 2/1/27 (1)	625	625	7.25%, 5/15/26	11,825	12,549
Presidio Holdings			Pacific Gas & Electric
8.25%, 2/1/28 (1)	715	737	4.75%, 2/15/44 (6)(7)	2,905	3,290
Prime Security Services Borrower			Pacific Gas & Electric
5.25%, 4/15/24 (1)	2,930	3,040	6.05%, 3/1/34 (6)(7)	2,860	3,260
Prime Security Services Borrower			Terraform Global Operating
5.75%, 4/15/26 (1)	1,380	1,433	6.125%, 3/1/26 (1)	3,955	4,093
Prime Security Services Borrower			Vistra Energy
6.25%, 1/15/28 (1)	2,485	2,395	8.125%, 1/30/26 (1)	2,555	2,708
United Rentals North America			Vistra Operations
6.50%, 12/15/26	2,320	2,474	5.00%, 7/31/27 (1)	1,805	1,821
		66,234	Vistra Operations
			5.50%, 9/1/26 (1)	3,535	3,584
Supermarkets 1.5%					66,275
Iceland Bondco
4.625%, 3/15/25 (GBP)	3,000	2,983	Wireless Communications 2.2%
New Albertsons			MTN Mauritius Investments
3.50%, 2/15/23 (1)	2,025	2,027	6.50%, 10/13/26	6,180	7,055
New Albertsons			SBA Communications
4.875%, 2/15/30 (1)	2,690	2,683	3.875%, 2/15/27 (1)	1,860	1,890
New Albertsons			Sprint
5.875%, 2/15/28 (1)	2,610	2,718	7.125%, 6/15/24	10,035	11,402
New Albertsons			Sprint Capital
6.625%, 6/15/24	5,460	5,596	6.875%, 11/15/28	3,790	4,501
New Albertsons			Sprint Communications
7.45%, 8/1/29	2,035	2,155	11.50%, 11/15/21	2,080	2,387
New Albertsons			T-Mobile USA
7.50%, 3/15/26 (1)	4,150	4,586	6.50%, 1/15/26	6,725	7,078
New Albertsons			Ziggo Bond
8.00%, 5/1/31	1,240	1,364	5.125%, 2/28/30 (1)	1,245	1,239

		24,112			35,552

Utilities 4.1%			Total Corporate Bonds
AES			(Cost $1,253,534)		1,267,544
5.125%, 9/1/27	3,010	3,130
AES			BANK LOANS 10.0% (8)
6.00%, 5/15/26	5,310	5,549
Calpine			Aerospace & Defense 0.3%
5.125%, 3/15/28 (1)	3,985	3,766	Dynasty Acquisition, FRN,
Clearway Energy Operating			1M USD LIBOR + 3.50%, 5.213%,
5.75%, 10/15/25	3,075	3,183	4/6/26	4,115	4,027
NextEra Energy Operating Partners
4.25%, 7/15/24 (1)	2,715	2,766			4,027
NextEra Energy Operating Partners
4.25%, 9/15/24 (1)	3,565	3,601	Automotive 0.2%
NextEra Energy Operating Partners			Panther BF Aggregator 2, FRN,
4.50%, 9/15/27 (1)	2,960	3,064	3M USD LIBOR + 3.50%, 5.103%,
NiSource, VR,			4/30/26	1,581	1,540
5.65% (2)(3)	2,725	2,834

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Truck Hero, FRN,			Felix Energy, FRN, 3M USD LIBOR +
3M USD LIBOR + 8.25%, 9.853%,			6.50%, 8.401%, 8/9/22,
4/21/25 (5)	950	902	Acquisition Date: 8/9/17-3/1/19,
			Cost $5,456 (5)(11)	5,525	5,469
		2,442	Prairie ECI Acquiror, FRN,
			3M USD LIBOR + 4.75%, 6.695%,
Broadcasting 0.7%			3/11/26	3,559	3,439
iHeartCommunications, FRN,			Stonepeak Lonestar Holdings, FRN,
1M USD LIBOR + 3.00%, 5/1/26 (9)	2,740	2,685	1M USD LIBOR + 4.50%, 6.336%,
iHeartCommunications, FRN,			10/19/26	2,310	2,270
1M USD LIBOR + 6.75%,					19,522
4/30/20 (5)(6)(9)(10)	2,000	1,460
Terrier Media Buyer, FRN,			Entertainment & Leisure 0.1%
1M USD LIBOR + 4.25%, 6.148%,
12/17/26	3,095	3,069	Hoya Midco, FRN,
Univision Communications, FRN,			3M USD LIBOR + 3.50%, 5.103%,
3M USD LIBOR + 2.75%, 4.353%,			6/30/24	2,339	2,245
3/15/24	5,005	4,808			2,245
		12,022
			Food 0.2%

Cable Operators 0.4%			Bellring Brands, FRN,
Altice France, FRN,			1M USD LIBOR + 5.00%, 6.603%,
3M USD LIBOR + 4.00%, 5.659%,			10/21/24	2,525	2,538
8/14/26	3,292	3,218			2,538
Radiate Holdco, FRN,
3M USD LIBOR + 3.00%, 4.603%,
2/1/24	3,217	3,146	Gaming 0.2%
		6,364	Scientific Games International, FRN,
			3M USD LIBOR + 2.75%, 4.366%,
			8/14/24	3,242	3,138
Consumer Products 0.1%
					3,138
ABG Intermediate Holdings 2, FRN,
3M USD LIBOR + 3.50%, 5.103%,
9/27/24	1,156	1,132	Health Care 0.4%
		1,132	RegionalCare Hospital Partners
			Holdings, FRN,
			3M USD LIBOR + 4.50%, 6.299%,
Container 0.1%			11/16/25	2,399	2,375
Mauser Packaging Solutions			Sunshine Luxembourg VII, FRN,
Holding, FRN,			3M EURIBOR + 3.75%, 3.75%,
3M USD LIBOR + 3.25%, 5.084%,			10/1/26 (EUR)	1,185	1,308
4/3/24	1,736	1,655	Sunshine Luxembourg VII, FRN,
			1M USD LIBOR + 4.25%, 6.195%,
		1,655	10/1/26	3,060	3,003
Energy 1.2%					6,686
BCP Raptor, FRN,			Information Technology 0.7%
3M USD LIBOR + 4.25%, 5.853%,
6/24/24	4,353	3,755	Infor U. S. , FRN,
Brazos Delaware II, FRN,			3M USD LIBOR + 2.75%, 4.695%,
3M USD LIBOR + 4.00%, 5.639%,			2/1/22	2,833	2,811
5/21/25	1,100	907	Refinitiv U.S. Holdings, FRN,
Chesapeake Energy, FRN,			1M USD LIBOR + 3.25%, 4.853%,
1M USD LIBOR + 8.00%, 9.928%,			10/1/25	5,460	5,444
6/24/24	4,065	3,682

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Solera, FRN,			Travelport Finance Luxembourg,
3M USD LIBOR + 2.75%, 4.363%,			FRN,
3/3/23	2,848	2,796	3M USD LIBOR + 5.00%, 6.945%,
			5/29/26	2,768	2,100
		11,051	Ultimate Software Group, FRN,
			3M USD LIBOR + 3.75%, 5.353%,
Manufacturing 0.2%			5/4/26	7,082	7,051
Filtration Group, FRN,			WW International, FRN,
3M USD LIBOR + 3.00%, 4.603%,			3M USD LIBOR + 4.75%, 6.72%,
3/29/25	1,325	1,314	11/29/24	2,064	2,057
Welbilt, FRN,					30,813
3M USD LIBOR + 2.50%, 4.103%,
10/23/25	2,761	2,678	Utilities 0.4%
		3,992	Brookfield WEC Holdings, FRN,
			1M USD LIBOR + 3.00%, 4.603%,
Metals & Mining 0.5%			8/1/25	2,094	2,054

Aleris International, FRN,			Pacific Gas & Electric, FRN,
3M USD LIBOR + 4.75%, 6.353%,			3M USD LIBOR + 2.25%, 3.93%,
2/27/23	8,050	8,028	12/31/20 (5)	4,395	4,395
Big River Steel, FRN,					6,449
3M USD LIBOR + 5.00%, 6.945%,
8/23/23	701	700	Wireless Communications 1.8%
		8,728	Asurion, FRN,
			1M USD LIBOR + 3.00%, 4.603%,
Retail 0.1%			8/4/22	4,851	4,801
Party City Holdings, FRN,			Asurion, FRN,
3M USD LIBOR + 2.75%,			1M USD LIBOR + 3.00%, 4.603%,
8/19/22 (9)	1,530	1,392	11/3/23	2,088	2,065
			Asurion, FRN,
		1,392	3M USD LIBOR + 6.50%, 8.103%,
			8/4/25	22,450	22,478
Satellites 0.5%					29,344
Intelsat Jackson Holdings
6.625%, 1/2/24	2,305	2,316	Total Bank Loans
Iridium Satellite, FRN,			(Cost $165,471)		162,413
1M USD LIBOR + 3.75%, 5.353%,
11/4/26	6,565	6,557

		8,873	ASSET-BACKED SECURITIES 0.2%
			Wireless Communications 0.2%
Services 1.9%			InSite Issuer, Series 2016-1A,
Ascend Learning, FRN,			Class C
3M USD LIBOR + 3.00%, 4.603%,			6.414%, 11/15/46 (1)	1,285	1,363
7/12/24	2,404	2,386	VB-S1 Issuer, Series 2016-1A,
GFL Environmental, FRN,			Class F
3M USD LIBOR + 2.00%, 5.298%,			6.901%, 6/15/46 (1)	935	959
5/30/25	2,394	2,345			2,322
Kronos, FRN,
3M USD LIBOR + 3.00%, 4.763%,
11/1/23	6,777	6,716	Total Asset-Backed Securities
Kronos, FRN,			(Cost $2,220)		2,322
3M USD LIBOR + 8.25%, 10.013%,
11/1/24	8,140	8,158

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
CONVERTIBLE BONDS 0.0%			CONVERTIBLE PREFERRED STOCKS 2.7%
Energy 0.0%			Consumer Products 0.0%
Cheniere Energy			Elanco Animal Health, 5.00%, 2/1/23	5	265
4.25%, 3/15/45	523	393
					265
Total Convertible Bonds
(Cost $405)		393
			Energy 1.3%
COMMON STOCKS 0.5%			Targa Resources, Series A, 9.50%,
			Acquisition Date: 10/30/17-
Cable Operators 0.1%			11/27/19, Cost $21,036
Liberty Broadband, Class A (6)	14	1,688	(3)(11)	19	20,713
		1,688			20,713

Gaming 0.0%			Forest Products 0.0%
			Smurfit-Stone Container, Series A,
New Cotai Participation, Class B			EC, 7.00%, 2/15/27 (5)(6)	8	—
(1)(5)(6)	—	—
		—			—
Media & Advertising 0.1%			Healthcare 0.4%
Clear Channel Outdoor Holdings (6)	626	1,295	Avantor, Series A, 6.25%, 5/15/22	103	5,755
		1,295			5,755
Media & Communications 0.1%			Manufacturing 0.2%
iHeartMedia, Class A (6)	171	2,591	Danaher, Series A, 4.75%, 4/15/22	3	3,799
		2,591			3,799
Metals 0.1%			Utilities 0.8%
			American Electric Power, 6.125%,
Alcoa(6)	106	1,465	3/15/22	57	2,987
		1,465	NextEra Energy, 4.872%, 9/1/22	17	866
			NextEra Energy, 5.279%, 3/1/23	102	4,649
Metals & Mining 0.1%			Sempra Energy, Series A, 6.00%,
Constellium (6)	131	1,621	1/15/21	38	4,285
		1,621			12,787
Wireless Communications 0.0%			Total Convertible Preferred Stocks
			(Cost $42,564)		43,319
T-Mobile USA, CVR, 4.75%, 2/1/28
(5)(6)	3,570	10
T-Mobile USA, CVR, 6.50%, 1/15/26			SHORT-TERM INVESTMENTS 7.0%
(5)(6)	4,540	59	Money Market Funds 6.9%
		69	T. Rowe Price Government Reserve
			Fund, 1.59% (12)(13)	112,098	112,098
Total Common Stocks					112,098
(Cost $10,280)		8,729

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

	Par/Shares	$ Value		$ Value
(Amounts in 000s)			(Amounts in 000s)
U.S. Treasury Obligations 0.1%
			Total Investments in Securities 98.7%
U. S. Treasury Bills,
1.52%, 6/4/20	1,700	1,694	(Cost $1,588,265)	$1,598,512
		1,694	Other Assets Less Liabilities 1.3%	20,797
Total Short-Term Investments			Net Assets 100.0%	$1,619,309
(Cost $113,791)		113,792

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $829,707 and represents 51.2% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Level 3 in fair value hierarchy.
(6)	Non-income producing
(7)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(8)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(9)	All or a portion of this loan is unsettled as of February 29, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(10)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $26,182 and represents 1.6% of net assets.
(12)	Seven-day yield
(13)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CVR	Contingent Value Rights
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
EURIBOR	The Euro interbank offered rate
FRN	Floating Rate Note
GBP	British Pound
PIK	Payment-in-kind
PTT	Pass-Through Trust
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

(Amounts In 000s)
SWAPS 0.2%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Barclays Bank, Protection Bought (Relevant Credit: Realogy Group,
4.88%, 6/1/23), Pay 5.00% Quarterly, Receive upon credit default,
6/20/24	1,500	(86)	200	(286)
Goldman Sachs, Protection Bought (Relevant Credit: Murphy Oil, 4.00%,
6/1/22), Pay 1.00% Quarterly, Receive Upon credit default, 6/20/23	2,056	6	73	(67)
Total Bilateral Credit Default Swaps, Protection Bought			273	(353)
Total Bilateral Swaps			273	(353)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
	Amount	$ Value	$ Value**	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: Markit CDX. NA. HY-S33, 5 Year Index),
Receive 5.00% Quarterly, Pay Upon credit default, 12/20/24	59,400	3,623	3,482	141
Total Centrally Cleared Credit Default Swaps, Protection Sold				141
Net payments (receipts) of variation margin to date				453
Variation margin receivable (payable) on centrally cleared swaps				594

** Includes interest purchased or sold but not collected of $586.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
						Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
State Street	4/30/20	USD	11,499	GBP	8,812	$ 183
State Street	5/22/20	USD	16,141	EUR	14,793	(271)
Net unrealized gain (loss) on open forward currency
exchange contracts						$(88)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$969+
Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	2/29/20
T. Rowe Price Government Reserve Fund	$22,487	¤	¤	$112,098^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $969 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $112,098.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds		—	1,267,544	—	1,267,544
Fixed Income Securities[1]		—	2,715	—	2,715
Bank Loans		—	150,187	12,226	162,413
Common Stocks		8,660	—	69	8,729
Convertible Preferred Stocks		—	43,319	—	43,319
Short-Term Investments		112,098	1,694	—	113,792
Total Securities		120,758	1,465,459	12,295	1,598,512
Swaps		—	600	—	600
Forward Currency Exchange
Contracts		—	183	—	183
Total	$		$ 1,466,242	$ 12,295	$ 1,599,295
Liabilities
Swaps		$—	$ 86	$ —	$ 86
Forward Currency Exchange
Contracts		—	271	—	271
Total		$—	$ 357	$ —	$ 357

[1] Includes Asset-Backed Securities, Convertible Bonds.

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 29, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 29, 2020, totaled less than $1,000 for the period ended February 29,
2020. During the period, transfers into Level 3 resulted from a lack of observable market data for the security.

($000s)		Gain
	Beginning	(Loss)		Transfers	Ending
	Balance	During	Total	Into	Balance
	6/1/19	Period	Sales	Level 3	2/29/20
Investment in
Securities
Bank Loans	$5,469	$(81)	$(1,216)	$8,054	$ 12,226
Common
Stocks	69	–	–	–	69
Convertible
Preferred
Stocks	–	–	–	–	–
Corporate
Bonds	–	3	(3)	–	–
Total	$5,538	$(78)	$(1,219)	$8,054	$ 12,295